Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2018	2019
	US$	US$
Cost:
Business license (a)	461,086	453,617
Trademark (b) (c)	1,370,920	1,388,361
Software	518,713	737,184
Total cost	2,350,719	2,579,162
Less: Accumulated amortization	(848,488)	(1,267,509)
Intangible assets, net	1,502,231	1,311,653

Intangible assets of the Group were mainly as follows:

(a)	In April 2017, the Group consummated an acquisition of all the equity interest of Hangzhou Duoduo Supply Chain Management Co., Limited with a total cash consideration of RMB 1.9 million (US$ 295,790).
(b)

In April 2016, non-controlling interest shareholders of Shanghai Heng Shou Tang Health Technology Co., Limited (“Shanghai Heng Shou Tang”) contributed trademarks as their investment in Shanghai Heng Shou Tang.

(c)

On December 16, 2016, the Group consummated an acquisition of 70% of the equity interest of Shanghai Jieshi Technology Co., Limited (“Shanghai Jieshi”) with the cash consideration of RMB 0.7 million (US$ 100,908). Management concluded such transaction as a business acquisition. The financial results of Shanghai Jieshi have been consolidated by the Company since the acquisition date.

Summary of Future Amortization Expenses

As of December 31, 2019, amortization expenses related to the intangible assets for future periods were estimated to be as follows:

December 31,
2019
US$
2020	478,476
2021	454,246
2022	186,679
2023	117,285
2024 and thereafter	74,967
1,311,653